Document and Entity Information	Feb. 02, 2023
Document Information [Line Items]
Entity Address, Address Line Two	Grand Canal Dock
Document Type	8-K
Document Period End Date	Feb. 02, 2023
Entity Registrant Name	Aptiv PLC
Entity Central Index Key	0001521332
Amendment Flag	false
Entity Incorporation, State or Country Code	Y9
Entity File Number	001-35346
Entity Tax Identification Number	98-1029562
Entity Address, Address Line One	5 Hanover Quay
Entity Address, Address Line Two	Grand Canal Dock
Entity Address, City or Town	Dublin
Entity Address, Postal Zip Code	D02 VY79
Entity Address, Country	IE
City Area Code	353
Country Region	1
Local Phone Number	259-7013
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	5.50% Mandatory Convertible Preferred Shares, Series A, $0.01 par value per share
Trading Symbol	APTV PRA
Security Exchange Name	NYSE
Title of 12(b) Security	5.50% Mandatory Convertible Preferred Shares, Series A, $0.01 par value per share
Trading Symbol	APTV PRA
Security Exchange Name	NYSE
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares. $0.01 par value per share
Trading Symbol	APTV
Security Exchange Name	NYSE
Title of 12(b) Security	Ordinary Shares. $0.01 par value per share
Trading Symbol	APTV
Security Exchange Name	NYSE
Euro-Denominated Senior Notes, 1.500% Due 2025 [Member]
Document Information [Line Items]
Title of 12(b) Security	1.500% Senior Notes due 2025
Trading Symbol	APTV
Security Exchange Name	NYSE
Title of 12(b) Security	1.500% Senior Notes due 2025
Trading Symbol	APTV
Security Exchange Name	NYSE
Euro-denominated Senior Notes, 1.600% Due 2028 [Member]
Document Information [Line Items]
Title of 12(b) Security	1.600% Senior Notes due 2028
Trading Symbol	APTV
Security Exchange Name	NYSE
Title of 12(b) Security	1.600% Senior Notes due 2028
Trading Symbol	APTV
Security Exchange Name	NYSE
Senior Notes, 4.35% Due 2029 [Member]
Document Information [Line Items]
Title of 12(b) Security	4.350% Senior Notes due 2029
Trading Symbol	APTV
Security Exchange Name	NYSE
Title of 12(b) Security	4.350% Senior Notes due 2029
Trading Symbol	APTV
Security Exchange Name	NYSE
Senior Notes, 4.400% Due 2046 [Member]
Document Information [Line Items]
Title of 12(b) Security	4.400% Senior Notes due 2046
Trading Symbol	APTV
Security Exchange Name	NYSE
Title of 12(b) Security	4.400% Senior Notes due 2046
Trading Symbol	APTV
Security Exchange Name	NYSE
Senior Notes, 5.40% Due 2049 [Member]
Document Information [Line Items]
Title of 12(b) Security	5.400% Senior Notes due 2049
Trading Symbol	APTV
Security Exchange Name	NYSE
Title of 12(b) Security	5.400% Senior Notes due 2049
Trading Symbol	APTV
Security Exchange Name	NYSE
Senior Notes, 3.10% Due 2051
Document Information [Line Items]
Title of 12(b) Security	3.100% Senior Notes due 2051
Trading Symbol	APTV
Security Exchange Name	NYSE
Title of 12(b) Security	3.100% Senior Notes due 2051
Trading Symbol	APTV
Security Exchange Name	NYSE
Senior Notes, 2.396% due 2025
Document Information [Line Items]
Title of 12(b) Security	2.396% Senior Notes due 2025
Trading Symbol	APTV
Security Exchange Name	NYSE
Title of 12(b) Security	2.396% Senior Notes due 2025
Trading Symbol	APTV
Security Exchange Name	NYSE
Senior Notes, 3.250% due 2032
Document Information [Line Items]
Title of 12(b) Security	3.250% Senior Notes due 2032
Trading Symbol	APTV
Security Exchange Name	NYSE
Title of 12(b) Security	3.250% Senior Notes due 2032
Trading Symbol	APTV
Security Exchange Name	NYSE
Senior Notes, 4.150% due 2052
Document Information [Line Items]
Title of 12(b) Security	4.150% Senior Notes due 2052
Trading Symbol	APTV
Security Exchange Name	NYSE
Title of 12(b) Security	4.150% Senior Notes due 2052
Trading Symbol	APTV
Security Exchange Name	NYSE